Equity - Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Option [Member]
Schedule of Stock Option Activity [Line Items]
Number of Options, Beginning Balance	52,479	56,880	53,357
Weighted Average Exercise Price, Beginning Balance	$ 85.45	$ 149.03	$ 195.45
Number of Options, Granted	2,665	10,265	12,452
Weighted Average Exercise Price, Granted	$ 3.26	$ 4.13	$ 35.25
Number of Warrants, Cancelled	(3,719)
Weighted Average Exercise Price, Cancelled	$ (132.47)
Number of Options, Expired		(14,666)	(8,929)
Weighted Average Exercise Price, Expired		$ (275.14)	$ (267.9)
Number of Options, Balance Ending	51,425	52,479	56,880
Weighted Average Exercise Price, Balance Ending	$ 77.79	$ 85.45	$ 149.03
Number of Options, Options exercisable	47,493	46,872
Weighted Average Exercise Price, Options exercisable	$ 83.97	$ 94.41
Number of Options, Options expected to vest	3,932	5,607
Weighted Average Exercise Price, Options expected to vest	$ 3.13	$ 10.56
Stock Warrant [Member]
Schedule of Stock Option Activity [Line Items]
Number of Options, Beginning Balance	182,996	43,035	8,264
Weighted Average Exercise Price, Beginning Balance	$ 21.37	$ 75.53	$ 187.5
Number of Options, Granted		169,527	34,771
Weighted Average Exercise Price, Granted		$ 10.28	$ 48.9
Number of Warrants, Cancelled		(23,288)
Weighted Average Exercise Price, Cancelled		$ (32.85)
Number of Warrants, Exercised	(11,833)	(6,278)
Weighted Average Exercise Price, Exercised	$ (58.63)	$ (50.77)
Number of Options, Balance Ending	171,163	182,996	43,035
Weighted Average Exercise Price, Balance Ending	$ 18.79	$ 21.37	$ 75.53
Number of Options, Options exercisable	91,163	102,996
Weighted Average Exercise Price, Options exercisable	$ 28.7	$ 32.13
Number of Options, Options expected to vest	80,000	80,000
Weighted Average Exercise Price, Options expected to vest	$ 7.5	$ 7.5